Award Timing Disclosure	6 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee is required to establish a schedule for the consideration and granting of annual equity-based and other compensation, and the meeting to approve any annual equity-based awards and incentive compensation awards shall promptly follow the announcement of the Company’s year-end earnings (except as the Compensation Committee may otherwise agree). The Compensation Committee also has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees. Generally, the Compensation Committee does not take material non-public information into account when determining the timing of the grant of equity awards, including options. However, the Company’s employment agreement with Mr. Dolan provided the Compensation Committee the discretion to delay the grant of the 2025 non-qualified performance vesting option grant while there was material non-public information. When the Compensation Committee has had the discretion to delay the grant of an equity award because of material non-public information, the Compensation Committee has considered (i) the nature of material non-public information, (ii) the length of time until the material non-public information will be disclosed, and (iii) the lack of certainty surrounding the material non-public information and the potential impact the material non-public information could have on the Company’s stock price. The timing of the release of material non-public information is not based on affecting the value of executive compensation.

Award Timing Method	The Compensation Committee is required to establish a schedule for the consideration and granting of annual equity-based and other compensation, and the meeting to approve any annual equity-based awards and incentive compensation awards shall promptly follow the announcement of the Company’s year-end earnings (except as the Compensation Committee may otherwise agree). The Compensation Committee also has the authority in its discretion to approve equity-based awards at other times during the year for other reasons, including to provide compensation to new employees.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	When the Compensation Committee has had the discretion to delay the grant of an equity award because of material non-public information, the Compensation Committee has considered (i) the nature of material non-public information, (ii) the length of time until the material non-public information will be disclosed, and (iii) the lack of certainty surrounding the material non-public information and the potential impact the material non-public information could have on the Company’s stock price. The timing of the release of material non-public information is not based on affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false